Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash equivalents	$ 0		$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	14,448,206	3,836,000